UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05979
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2025:
  John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class A/TACAX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$72	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class A/TACAX) declined 0.14% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class A/TACAX)	(4.13)%	0.21%	1.67%
California Municipal Bond Fund (Class A/TACAX)—excluding sales charge	(0.14)%	1.02%	2.08%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543857
53A-A
5/25
7/25
John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class C/TCCAX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$146	1.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class C/TCCAX) declined 0.89% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class C/TCCAX)	(1.85)%	0.27%	1.32%
California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge	(0.89)%	0.27%	1.32%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543857
53A-C
5/25
7/25
John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class I/JCAFX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$57	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class I/JCAFX) returned 0.01% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class I/JCAFX)	0.01%	1.19%	2.22%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%

Class I shares were first offered 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543857
53A-I
5/25
7/25
John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class R6/JCSRX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$51	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class R6/JCSRX) returned 0.07% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class R6/JCSRX)	0.07%	1.22%	2.22%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543857
53A-R6
5/25
7/25
John Hancock California Municipal Bond Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $51,375 and $49,393 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $695 and $80 for fiscal years ended May 31, 2025 and May 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,293 and $4,168 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $369 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $640,425 for the fiscal year ended May 31, 2025 and $973,916 for the fiscal year ended May 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2025 for the following fund:

  John Hancock California Municipal Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
California Municipal Bond Fund
Fixed income
May 31, 2025

John Hancock
California Municipal Bond Fund

2	Fund’s investments
24	Financial statements
27	Financial highlights
31	Notes to financial statements
40	Report of independent registered public accounting firm
41	Tax information
1	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.3%				$526,061,983
(Cost $545,320,605)
Alaska 0.1%				623,897
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	750,000	623,897
California 96.6%				501,804,707
ABC Unified School District Election of 2018, Series C, GO	5.000	08-01-43	2,085,000	2,254,197
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,383,329
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,029,187
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	4.353	08-01-36	6,000,000	3,701,825
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	1,750,000	1,798,881
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,070,000	2,138,096
Anaheim Union High School District, GO	3.000	08-01-38	2,900,000	2,491,436
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	65,000	60,334
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.608	08-01-38	1,000,000	547,762
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.851	02-01-50	1,000,000	305,479
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.852	08-01-48	1,000,000	328,325
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.852	08-01-49	1,000,000	312,912
Antelope Valley Community College District, GO (C)	5.000	08-01-43	1,785,000	1,810,514
Antelope Valley Community College District, GO (C)	5.000	08-01-44	1,285,000	1,298,715
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.125	07-01-41	595,000	549,513
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	110,000	100,929
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	3,460,000	3,615,285
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	7,100,000	7,299,116
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	2,250,000	$2,362,154
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,045,505
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	5,000,000	5,290,191
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	2,000,000	2,127,390
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,573,753
California Community College Financing Authority Napa Valley College Project, Series A (D)	5.750	07-01-60	1,000,000	824,880
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (D)	3.000	02-01-57	700,000	438,474
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	230,000	230,350
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,449,022
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	848,627
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,175,000	1,098,508
California County Tobacco Securitization Agency Series A	5.000	06-01-29	400,000	418,422
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	4,125,000	4,433,864
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	985,000	1,004,473
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-40	430,000	423,718
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-50	350,000	329,344
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-55	240,000	221,320
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	1,195,000	1,024,871
3	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	$765,443
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	231,881
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	382,897
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-37	100,000	108,166
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-38	125,000	133,323
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-39	100,000	105,612
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-40	150,000	156,820
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-41	125,000	129,958
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	392,463
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-43	85,000	87,323
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-45	1,190,000	1,192,352
California Enterprise Development Authority M @ College Project, Series A	5.000	08-01-57	400,000	387,939
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	516,369
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,000,315
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-54	625,000	577,197
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-64	2,000,000	1,800,772
California Enterprise Development Authority The Rocklin Academy Project, Series A (D)	4.000	06-01-36	500,000	462,158
California Health Facilities Financing Authority Adventist Health System, Series A	4.000	03-01-39	875,000	792,693
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-36	1,500,000	1,564,950
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-42	1,000,000	1,012,760
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	925,000	932,081
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,050,000	940,510
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	440,000	448,655
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-49	1,030,000	1,060,803
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-37	15,000	$15,016
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	575,000	551,814
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	735,000	710,092
California Health Facilities Financing Authority City of Hope Obligated Group, Series A (A)	4.000	11-15-45	2,000,000	1,822,930
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-36	1,550,000	1,525,364
California Health Facilities Financing Authority Commonspirit Health, Series A (A)	4.000	04-01-45	950,000	874,141
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-40	850,000	887,478
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-54	1,000,000	1,001,896
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,010,668
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,428,749
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	750,000	750,936
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	1,750,000	1,731,998
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	700,000	682,460
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,490,000	1,315,323
California Housing Finance Agency Series A	4.250	01-15-35	908,723	912,427
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	977,123
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	325,501
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-49	2,770,000	2,771,037
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (D)	9.500	01-01-65	6,500,000	6,296,401
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,698,488
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,190,000	1,054,253
5	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	$872,743
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	600,000	562,474
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	295,000	250,364
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	367,102
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	524,636
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	686,291
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	552,384
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-44	1,415,000	1,428,228
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	625,000	550,624
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-54	1,000,000	990,938
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,445,000	1,419,206
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	813,028
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	700,000	705,604
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,457,520
California Municipal Finance Authority Channing House Project, Series B (A)	5.000	05-15-47	2,000,000	1,975,916
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	505,279
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	250,000	248,920
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-40	750,000	743,611
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.000	09-01-45	600,000	582,415
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-50	750,000	729,640
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.125	09-01-55	730,000	$700,746
California Municipal Finance Authority Community Facilities District No. 2023-11, Improvement Area No. 1	5.250	09-01-60	1,250,000	1,210,037
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	726,061
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	2,500,000	2,424,858
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	1,023,963
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,241,621
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	2,080,000	1,770,023
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	366,482
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	752,502
California Municipal Finance Authority Linxs APM Project, Series A, AMT	5.000	12-31-31	1,000,000	1,018,421
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-36	25,000	25,068
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	1,395,000	1,281,234
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,520,594
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	590,000	609,098
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	966,626
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.000	05-01-34	245,000	249,947
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.500	05-01-44	275,000	274,021
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.750	05-01-54	390,000	388,582
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.875	05-01-59	395,000	395,898
California Municipal Finance Authority Stream Charter School Project, Series A (D)	5.000	06-15-41	925,000	844,106
California Municipal Finance Authority Turning Point Schools (D)	5.000	06-01-34	950,000	954,742
California Municipal Finance Authority Turning Point Schools (D)	5.500	06-01-54	1,250,000	1,145,007
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	4,600,000	4,478,714
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.000	06-15-34	500,000	516,549
7	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.500	06-15-39	600,000	$619,408
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.200	06-15-54	550,000	571,213
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.375	06-15-64	2,000,000	2,086,301
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,004,955
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-37	1,500,000	1,549,754
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	07-01-39	2,000,000	2,016,010
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	11-21-45	3,000,000	2,963,198
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,675,523
California Public Finance Authority Enso Village Project, Series A (D)	5.000	11-15-51	1,125,000	979,292
California Public Finance Authority Hazelden Betty Ford Foundation Project, Series A	5.000	11-01-54	1,250,000	1,233,658
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	1,000,000	943,301
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	500,000	521,919
California Public Finance Authority The James, Series A (D)	5.700	06-01-34	500,000	500,185
California Public Finance Authority The James, Series A (D)	6.500	06-01-54	2,500,000	2,330,774
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-44	685,000	595,105
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-54	1,000,000	819,882
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (D)	5.000	07-01-36	455,000	455,173
California School Finance Authority Aspire Public Schools (D)	5.000	08-01-41	1,375,000	1,311,862
California School Finance Authority Camino Nuevo Charter Academy (D)	5.000	06-01-43	820,000	786,037
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (D)	5.000	07-01-54	525,000	514,006
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (D)	5.000	07-01-64	1,000,000	956,944
California School Finance Authority Hawking Steam Charter School (D)	5.250	07-01-52	500,000	478,406
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Integrity Charter School Project (D)	5.500	07-01-54	2,150,000	$1,990,755
California School Finance Authority John Adams Academies, Series A (D)	5.125	07-01-62	1,000,000	887,367
California School Finance Authority KIPP LA Project, Series A (D)	5.000	07-01-47	1,500,000	1,431,734
California School Finance Authority New Designs Charter School, Series A (D)	4.250	06-01-34	775,000	751,078
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-54	200,000	182,822
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-64	300,000	266,687
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-41	1,000,000	855,947
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-55	580,000	440,859
California School Finance Authority Stem Preparatory School, Series A (D)	5.000	06-01-43	750,000	728,203
California School Finance Authority Value Schools, Series A (D)	5.250	07-01-48	500,000	494,818
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	928,450
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-49	1,300,000	1,339,666
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,397,075
California State University Series A	3.000	11-01-52	575,000	397,286
California State University Series A	4.000	11-01-49	4,600,000	4,018,268
California State University Series A	5.250	11-01-48	1,000,000	1,058,993
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,728,705
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,440,000	1,440,529
California Statewide Communities Development Authority Community Facilities District No. 2020-02	4.000	09-01-34	200,000	191,021
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,019,963
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,023,654
9	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	$337,395
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-54	800,000	773,301
California Statewide Communities Development Authority Emanate Health, Series A (A)	4.000	04-01-45	1,790,000	1,614,675
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	1,013,795
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,819,000
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	544,671
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	791,448
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	500,000	500,014
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	745,000	666,545
California Statewide Communities Development Authority John Muir Health, Series A	5.250	12-01-54	5,740,000	5,876,397
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	1,454,046
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	885,417
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(D)	9.485	06-01-55	12,000,000	760,759
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,260,000	1,286,379
California Statewide Financing Authority Tobacco Settlement, Series A (B)	6.771	06-01-46	7,000,000	1,733,182
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,510,000	1,541,614
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	815,000	763,848
Carson Public Financing Authority Lease Revenue	5.000	06-01-49	4,925,000	5,091,942
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,250,000	1,189,577
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	2,000,000	$2,102,068
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.119	08-01-36	250,000	158,216
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.584	08-01-40	400,000	200,651
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (D)	4.000	09-01-42	250,000	220,672
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (D)	5.000	09-01-52	900,000	826,095
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	400,000	424,963
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	738,938
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	265,000	236,163
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	720,000	644,506
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	988,901
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	470,000	470,996
City of Long Beach Water Revenue	4.000	05-01-54	1,240,000	1,128,318
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	450,000	452,005
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	300,000	308,962
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-43	1,000,000	1,034,234
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-44	750,000	771,643
City of Long Beach Marina System Revenue Alamitos Bay Marina Project	5.000	05-15-45	360,000	368,817
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	1,885,000	1,729,822
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	916,251
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,254,894
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	950,000	640,054
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-35	1,000,000	1,071,007
11	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Los Angeles Department of Airports Series A, AMT	5.250	05-15-43	2,000,000	$2,080,954
City of Los Angeles Department of Airports Series D	5.000	05-15-48	2,500,000	2,584,752
City of Los Angeles Department of Airports Series D	5.250	05-15-51	1,000,000	1,053,326
City of Los Angeles Department of Airports Series G, AMT	4.000	05-15-47	1,500,000	1,303,741
City of Los Angeles Wastewater System Revenue Series A	5.250	06-01-50	4,000,000	4,225,676
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	1,400,000	1,486,451
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	928,147
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	759,142
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,009,202
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	520,129
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	4.125	09-01-30	125,000	124,303
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-35	200,000	204,939
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-40	360,000	360,495
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-45	560,000	543,588
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-50	745,000	715,922
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2	5.000	09-01-54	700,000	663,594
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	1,821,463
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	82,484
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	1,000,000	882,784
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	2,000,000	$2,107,917
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	1,080,000	1,094,154
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	548,415
City of Victorville Electric Revenue Series A	5.000	05-01-35	520,000	567,204
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	324,928
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,025,450
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,079,480
Coast Community College District Series F, GO	3.000	08-01-38	2,175,000	1,883,491
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,155,000	1,191,475
Contra Costa Water District Water Revenue	5.000	10-01-53	900,000	940,774
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	976,620
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (D)	3.250	04-01-57	1,300,000	900,559
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (D)	3.500	10-01-46	1,000,000	779,762
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (D)	4.000	10-01-56	1,000,000	738,429
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (D)	3.125	07-01-56	1,500,000	953,687
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (D)	3.000	03-01-57	1,700,000	1,073,331
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (D)	4.000	08-01-56	1,175,000	987,858
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (D)	4.000	07-01-56	600,000	444,207
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	435,000	419,589
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,398,846
Duarte Unified School District Election of 2010, Series F, GO (A)(B)	4.814	08-01-45	4,645,000	1,774,643
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,035,000	989,377
13	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
East Bay Municipal Utility District Water System Revenue Series B	5.000	06-01-37	1,520,000	$1,735,333
El Dorado Irrigation District Certificates of Participation, Series A	4.000	03-01-50	1,000,000	884,394
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	671,814
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-49	960,000	887,146
Encinitas Public Financing Authority Lease Revenue	4.000	10-01-54	1,000,000	909,291
Encinitas Public Financing Authority Lease Revenue	5.000	10-01-41	190,000	203,422
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,837,871
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	1,050,000	953,980
Gavilan Joint Community College District Election of 2018, Series C, GO (A)	4.000	08-01-50	2,000,000	1,821,653
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.513	06-01-66	15,650,000	1,678,821
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,442,813
Imperial Community College District Election of 2022, Series A, GO (A)	5.250	08-01-53	205,000	213,941
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,027,778
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,290,000	1,127,005
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	771,677
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.420	06-01-36	6,300,000	2,833,320
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,556,954
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	421,169
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	597,091
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	994,173
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,256,151
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-43	500,000	533,816
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-44	500,000	530,129
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Jurupa Unified School District Election of 2024, Series A, GO (A)	5.000	08-01-45	500,000	$526,986
La Canada Irrigation District Water System Improvement Projects	5.250	12-01-50	2,000,000	2,058,549
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	200,000	191,707
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	499,473
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,679,357
Lake Tahoe Unified School District Election of 2008, GO (0.000% to 8-1-32, then 6.375% thereafter) (A)	0.000	08-01-45	70,000	56,055
Las Virgenes Unified School District Election of 2022, Series B, GO	5.000	08-01-43	1,930,000	2,082,106
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	364,011
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,038,517
Long Beach Bond Finance Authority Series A	5.000	11-15-35	1,575,000	1,667,365
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	15,000	13,815
Long Beach Unified School District Election of 2016, Series C, GO	4.000	08-01-53	2,345,000	2,090,345
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	1,168,700
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Measure R, Series A	5.000	06-01-38	1,000,000	1,116,948
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	1,000,000	866,560
Los Angeles County Public Works Financing Authority Series H	5.250	12-01-53	2,000,000	2,086,546
Los Angeles Department of Water & Power Series A (A)	5.250	07-01-45	1,000,000	1,045,557
Los Angeles Department of Water & Power Series B	4.000	07-01-30	4,980,000	5,057,682
Los Angeles Department of Water & Power Series B	5.000	07-01-50	2,000,000	1,994,280
Los Angeles Department of Water & Power Series C	5.000	07-01-42	2,500,000	2,567,911
Manhattan Beach Unified School District Series B, GO	4.000	09-01-45	735,000	683,202
Menlo Park City School District, GO	4.000	07-01-38	255,000	260,994
Menlo Park City School District, GO	4.000	07-01-39	300,000	304,740
Menlo Park City School District, GO	4.000	07-01-40	600,000	605,615
Menlo Park City School District, GO	4.000	07-01-41	1,000,000	1,002,179
15	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	$990,194
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,467,093
Moreno Valley Unified School District Election of 2014, Series D, GO (A)	4.000	08-01-45	1,000,000	926,992
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.844	08-01-45	3,010,000	1,143,212
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,768,548
Needles Unified School District Election of 2008, Series B, GO (0.00% to 8-1-33, then 7.450% thereafter) (A)	0.000	08-01-45	285,000	233,848
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,629,610
Oak Grove School District Series A-2, GO (A)	4.000	08-01-49	1,980,000	1,790,486
Oak Valley Hospital District Series A	4.000	11-01-36	25,000	18,208
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,212,163
Ontario Public Financing Authority Series A	5.000	11-01-50	2,000,000	2,046,965
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,570,043
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	502,068
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	722,234
Pacifica School District Series C, GO (A)(B)	3.331	08-01-26	1,000,000	961,878
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,500,000	2,268,800
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	924,320
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	420,000	423,300
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.903	06-01-44	1,000,000	397,395
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.956	06-01-45	1,150,000	430,866
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	5.012	06-01-46	1,000,000	352,706
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-35	1,115,000	1,147,497
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Perris Joint Powers Authority Community Facilities Disctrict No. 2021-1 & 2022-1	5.000	09-01-40	1,795,000	$1,804,078
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,250,000	1,115,909
Port of Los Angeles Series 2, AMT	5.000	08-01-36	500,000	538,058
Port of Los Angeles Series 2, AMT	5.000	08-01-37	750,000	799,831
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	528,004
Poway Public Financing Authority Series A (A)	5.250	06-01-53	2,000,000	2,120,197
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,266,444
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,037,332
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	972,815
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	961,786
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	400,000	408,297
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,009,321
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	482,486
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	476,834
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,138,704
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	2,035,000	1,773,605
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	920,000	806,129
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	990,000	1,042,685
Sacramento Municipal Utility District Series H	4.000	08-15-45	650,000	595,785
Sacramento Municipal Utility District Series M	5.000	11-15-54	1,000,000	1,036,949
Salinas Union High School District Series A, GO	4.000	08-01-47	1,200,000	1,101,313
Salinas Union High School District Series B, GO	4.000	08-01-49	1,200,000	1,084,410
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.421	08-01-33	2,000,000	1,513,378
17	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.695	08-01-44	1,530,000	$626,788
San Diego Community College District Series A-1, GO	4.000	08-01-50	1,050,000	943,822
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	1,823,743
San Diego County Regional Airport Authority Series A	4.000	07-01-51	1,975,000	1,752,968
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	937,969
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-56	855,000	701,737
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-53	5,000,000	4,932,072
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-56	1,000,000	980,748
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-54	2,000,000	2,044,356
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.963	07-01-33	205,000	149,038
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,399,711
San Diego Unified School District Election of 2012, Series ZR-5C, GO	5.000	07-01-39	1,000,000	1,103,987
San Diego Unified School District Election of 2018, Series H-2, GO	4.000	07-01-45	2,345,000	2,173,637
San Diego Unified School District Election of 2022, Series A-3, GO	4.000	07-01-53	2,415,000	2,155,568
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	950,000	835,377
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,814,551
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,180,000	6,730,047
San Francisco City & County Airport Commission San Francisco International Airport, Series A, AMT	5.250	05-01-40	1,530,000	1,610,198
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	10,000	10,044
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	660,000	563,893
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,036,809
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-52	1,495,000	1,468,995
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Airport Commission Series A, AMT (E)	5.250	05-01-55	11,705,000	$11,835,936
San Francisco City & County Airport Commission Series A, AMT	5.500	05-01-55	100,000	103,754
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	600,000	642,691
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	1,875,000	1,844,004
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,105,000	969,392
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	374,002
San Joaquin Hills Transportation Corridor Agency Series A (A)	4.000	01-15-50	370,000	329,468
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	4,305,000	4,663,631
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	950,000	920,096
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,036,648
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,556,886
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	950,000	933,899
San Mateo Foster City School District Series B, GO	4.000	08-01-51	545,000	500,270
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	880,433
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	520,981
San Ysidro School District Series A, GO (A)	4.000	08-01-43	1,295,000	1,229,313
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	1,884,036
Santa Barbara Finance Authority Public Safety and Park Projects	4.000	05-15-54	895,000	788,593
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,056,083
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	946,835
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	801,796
19	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	$1,314,087
Santa Monica Community College District Series B, GO	4.000	08-01-45	1,155,000	1,088,982
Santa Monica-Malibu Unified School District Election of 2018, Series B, GO	3.000	08-01-38	35,000	30,109
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	0.000	02-01-52	3,670,000	2,859,524
Sebastopol Union School District Series B, GO	5.000	08-01-53	2,530,000	2,618,613
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,500,000	1,320,403
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,032,095
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	1,750,000	1,734,180
State of California, GO	4.000	09-01-52	575,000	511,891
State of California, GO	5.000	09-01-33	1,000,000	1,130,165
Stockton Community Facilities District Imporvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	546,332
Stockton Unified School District, GO (A)	5.000	08-01-38	905,000	986,667
Stockton Unified School District, GO (A)	5.000	08-01-41	500,000	533,905
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,063,958
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	2,460,000	2,360,112
Temecula Valley Unified School District Series D, GO	3.000	08-01-47	2,000,000	1,489,233
The El Camino Community College District Fountation Election of 2012, Series E, GO	4.000	08-01-42	1,175,000	1,137,340
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	813,499
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	356,391
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	901,484
University of California Series AZ	5.000	05-15-48	1,500,000	1,516,308
University of California Series BK	5.000	05-15-52	1,720,000	1,760,641
University of California Series BM	5.000	05-15-39	1,000,000	1,077,535
University of California Series BV	5.000	05-15-41	6,520,000	6,970,207
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
California (continued)
University of California Series BV	5.000	05-15-43	1,000,000	$1,054,313
University of California Series BV	5.000	05-15-44	500,000	524,625
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,166,433
Vista Unified School District Series B, GO (A)	4.250	08-01-44	1,500,000	1,474,321
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,048,058
West Contra Costa Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-54	1,000,000	867,630
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,611,592
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	975,330
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	1,931,907
Connecticut 0.2%				854,171
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	854,171
District of Columbia 0.4%				1,998,409
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.375	07-15-56	2,250,000	1,998,409
Florida 0.2%				880,277
Halifax Hospital Medical Center Daytona Beach	4.250	06-01-54	1,000,000	880,277
Ohio 0.8%				4,264,322
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,250,000	1,044,110
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,245,000	1,077,229
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	822,812
Port of Greater Cincinnati Development Authority Duke Energy Convention Center Project, Series B (A)	4.375	12-01-58	1,475,000	1,320,171
Puerto Rico 1.4%				7,566,536
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.771	11-01-43	4,391,429	2,634,857
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	2,500,000	2,141,112
21	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.485	07-01-46	3,825,000	$1,220,421
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.631	07-01-51	3,450,000	809,423
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	760,723
South Dakota 0.5%				2,629,006
South Dakota Health & Educational Facilities Authority Avera Health, Series A	4.000	07-01-42	2,890,000	2,629,006
Texas 0.7%				3,522,797
City of Pearland Series C, GO	4.250	09-01-54	2,000,000	1,811,643
Corpus Christi Independent School District, GO	4.000	08-15-54	1,000,000	862,864
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000	08-01-54	1,000,000	848,290
Virgin Islands 0.4%				1,917,861
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	1,917,861

	Shares	Value
Closed-end funds 0.4%		$1,912,900
(Cost $2,032,816)
Blackrock MuniHoldings California Quality Fund, Inc.	185,000	1,912,900

	Yield (%)	Shares	Value
Short-term investments 0.0%			$803
(Cost $803)
Short-term funds 0.0%
John Hancock Collateral Trust (F)	4.2439(G)	80	803

Total investments (Cost $547,354,224) 101.7%			$527,975,686
Other assets and liabilities, net (1.7%)			(8,689,638)
Total net assets 100.0%			$519,286,048

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	22

(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-25.
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $546,471,095. Net unrealized depreciation aggregated to $18,495,409, of which $3,416,236 related to gross unrealized appreciation and $21,911,645 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Build America Mutual Assurance Company	5.9
Assured Guaranty Municipal Corp.	5.6
California Mortgage Insurance	0.9
Assured Guaranty Corp.	0.7
National Public Finance Guarantee Corp.	0.2
TOTAL	13.3
The fund had the following portfolio composition as a percentage of total investments on 5-31-25:
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%
TOTAL	100.0%
23	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $547,353,421)	$527,974,883
Affiliated investments, at value (Cost $803)	803
Total investments, at value (Cost $547,354,224)	527,975,686
Dividends and interest receivable	6,643,603
Receivable for fund shares sold	1,135,084
Receivable for investments sold	1,041,065
Other assets	30,008
Total assets	536,825,446
Liabilities
Payable for floating rate interests issued	11,230,000
Due to custodian	2,124,431
Distributions payable	40,165
Payable for delayed-delivery securities purchased	3,201,879
Payable for fund shares repurchased	601,282
Payable to affiliates
Investment management fees	146,340
Accounting and legal services fees	16,989
Transfer agent fees	32,141
Distribution and service fees	36,762
Trustees’ fees	699
Other liabilities and accrued expenses	108,710
Total liabilities	17,539,398
Net assets	$519,286,048
Net assets consist of
Paid-in capital	$547,685,273
Total distributable earnings (loss)	(28,399,225)
Net assets	$519,286,048

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($287,175,615 ÷ 30,189,636 shares)[1]	$9.51
Class C ($3,369,973 ÷ 354,272 shares)[1]	$9.51
Class I ($160,447,344 ÷ 16,857,884 shares)	$9.52
Class R6 ($68,293,116 ÷ 7,172,364 shares)	$9.52
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	24

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$19,952,516
Dividends from affiliated investments	294,790
Dividends	96,761
Total investment income	20,344,067
Expenses
Investment management fees	2,405,068
Distribution and service fees	433,418
Interest expense	204,983
Accounting and legal services fees	89,581
Transfer agent fees	258,641
Trustees’ fees	10,901
Custodian fees	74,833
State registration fees	44,572
Printing and postage	35,915
Professional fees	88,789
Other	28,524
Total expenses	3,675,225
Less expense reductions	(579,300)
Net expenses	3,095,925
Net investment income	17,248,142
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,150,042)
Affiliated investments	2,821
(5,147,221)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(17,462,557)
Affiliated investments	(101)
(17,462,658)
Net realized and unrealized loss	(22,609,879)
Decrease in net assets from operations	$(5,361,737)
25	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$17,248,142	$11,380,094
Net realized loss	(5,147,221)	(4,734,115)
Change in net unrealized appreciation (depreciation)	(17,462,658)	6,350,042
Increase (decrease) in net assets resulting from operations	(5,361,737)	12,996,021
Distributions to shareholders
From earnings
Class A	(9,211,111)	(6,919,615)
Class C	(100,337)	(106,175)
Class I	(5,150,015)	(2,654,619)
Class R6	(2,301,926)	(1,374,654)
Total distributions	(16,763,389)	(11,055,063)
From fund share transactions	163,522,634	89,668,546
Total increase	141,397,508	91,609,504
Net assets
Beginning of year	377,888,540	286,279,036
End of year	$519,286,048	$377,888,540
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	26

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.86	$9.73	$10.14	$11.06	$10.66
Net investment income[1]	0.36	0.34	0.32	0.27	0.30
Net realized and unrealized gain (loss) on investments	(0.36)	0.12	(0.39)	(0.84)	0.40
Total from investment operations	—	0.46	(0.07)	(0.57)	0.70
Less distributions
From net investment income	(0.35)	(0.33)	(0.31)	(0.28)	(0.30)
From net realized gain	—	—	(0.03)	(0.07)	—
Total distributions	(0.35)	(0.33)	(0.34)	(0.35)	(0.30)
Net asset value, end of period	$9.51	$9.86	$9.73	$10.14	$11.06
Total return (%)[2,3]	(0.14)	4.86	(0.55)	(5.26)	6.64
Ratios and supplemental data
Net assets, end of period (in millions)	$287	$225	$188	$181	$181
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.84	0.83	0.85	0.82	0.85
Expenses including reductions[4]	0.72	0.78	0.79	0.81	0.84
Net investment income	3.59	3.51	3.26	2.53	2.76
Portfolio turnover (%)	42	44	23	17	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.04%, 0.06% and 0.04% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
27	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.86	$9.73	$10.14	$11.06	$10.66
Net investment income[1]	0.28	0.27	0.24	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.36)	0.12	(0.38)	(0.84)	0.40
Total from investment operations	(0.08)	0.39	(0.14)	(0.65)	0.62
Less distributions
From net investment income	(0.27)	(0.26)	(0.24)	(0.20)	(0.22)
From net realized gain	—	—	(0.03)	(0.07)	—
Total distributions	(0.27)	(0.26)	(0.27)	(0.27)	(0.22)
Net asset value, end of period	$9.51	$9.86	$9.73	$10.14	$11.06
Total return (%)[2,3]	(0.89)	4.07	(1.29)	(5.97)	5.85
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$5	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.69	1.68	1.71	1.67	1.70
Expenses including reductions[4]	1.47	1.53	1.55	1.56	1.59
Net investment income	2.83	2.76	2.51	1.78	2.02
Portfolio turnover (%)	42	44	23	17	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.04%, 0.06% and 0.04% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	28

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.87	$9.73	$10.15	$11.07	$10.66
Net investment income[1]	0.37	0.36	0.33	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.36)	0.13	(0.39)	(0.84)	0.41
Total from investment operations	0.01	0.49	(0.06)	(0.55)	0.73
Less distributions
From net investment income	(0.36)	(0.35)	(0.33)	(0.30)	(0.32)
From net realized gain	—	—	(0.03)	(0.07)	—
Total distributions	(0.36)	(0.35)	(0.36)	(0.37)	(0.32)
Net asset value, end of period	$9.52	$9.87	$9.73	$10.15	$11.07
Total return (%)[2]	0.01	5.12	(0.50)	(5.11)	6.90
Ratios and supplemental data
Net assets, end of period (in millions)	$160	$99	$64	$19	$13
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.70	0.68	0.70	0.67	0.70
Expenses including reductions[3]	0.57	0.63	0.64	0.66	0.69
Net investment income	3.74	3.66	3.41	2.68	2.90
Portfolio turnover (%)	42	44	23	17	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.04%, 0.06% and 0.04% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
29	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.87	$9.74	$10.15	$11.07	$10.66
Net investment income[1]	0.38	0.36	0.33	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.36)	0.12	(0.38)	(0.83)	0.41
Total from investment operations	0.02	0.48	(0.05)	(0.54)	0.73
Less distributions
From net investment income	(0.37)	(0.35)	(0.33)	(0.31)	(0.32)
From net realized gain	—	—	(0.03)	(0.07)	—
Total distributions	(0.37)	(0.35)	(0.36)	(0.38)	(0.32)
Net asset value, end of period	$9.52	$9.87	$9.74	$10.15	$11.07
Total return (%)[2]	0.07	5.03	(0.38)	(5.08)	6.93
Ratios and supplemental data
Net assets, end of period (in millions)	$68	$50	$30	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.64	0.67	0.69	0.63	0.66
Expenses including reductions[3]	0.51	0.62	0.63	0.63	0.65
Net investment income	3.79	3.67	3.41	2.70	2.93
Portfolio turnover (%)	42	44	23	17	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.04%, 0.06% and 0.04% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	30

Notes to financial statements
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
31	JOHN HANCOCK California Municipal Bond Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$526,061,983	—	$526,061,983	—
Closed-end funds	1,912,900	$1,912,900	—	—
Short-term investments	803	803	—	—
Total investments in securities	$527,975,686	$1,913,703	$526,061,983	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2025, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB
| JOHN HANCOCK California Municipal Bond Fund	32

trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset daily or weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At May 31, 2025, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$11,230,000
Interest rate (%)	2.79%
Collateral for TOB floaters outstanding	$14,650,487
For the year ended May 31, 2025, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$5,851,370
Average interest rate (%)	3.50%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2025.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
33	JOHN HANCOCK California Municipal Bond Fund |

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2025 were $3,105.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $3,005,234 and a long-term capital loss carryforward of $7,403,295 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK California Municipal Bond Fund	34

The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$68,964	$159,489
Exempt Income	16,694,425	10,895,574
Total	$16,763,389	$11,055,063
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $529,511 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.43% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expenses. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the expense limitation was 0.55% of the fund’s average daily net assets.
35	JOHN HANCOCK California Municipal Bond Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$319,817
Class C	4,238
Class I	175,577
Class	Expense reduction
Class R6	$75,974
Total	$575,606

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.39% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $3,694 for Class C shares for the year ended May 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $116,665 for the year ended May 31, 2025. Of this amount, $15,769 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $100,896 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
| JOHN HANCOCK California Municipal Bond Fund	36

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $48,866 and $380 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$396,480	$163,510
Class C	36,938	2,165
Class I	—	89,965
Class R6	—	3,001
Total	$433,418	$258,641
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,991,038	$109,558,159	7,071,539	$69,444,023
Distributions reinvested	879,543	8,762,658	659,203	6,447,436
Repurchased	(4,486,965)	(44,454,579)	(4,245,390)	(40,711,927)
Net increase	7,383,616	$73,866,238	3,485,352	$35,179,532
Class C shares
Sold	60,423	$605,965	108,159	$1,065,374
Distributions reinvested	8,740	87,225	9,676	94,596
Repurchased	(108,966)	(1,090,385)	(205,130)	(2,005,565)
Net decrease	(39,803)	$(397,195)	(87,295)	$(845,595)
37	JOHN HANCOCK California Municipal Bond Fund |

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	11,689,775	$116,813,448	7,041,273	$69,464,336
Distributions reinvested	516,166	5,142,993	270,049	2,642,512
Repurchased	(5,428,653)	(53,611,417)	(3,766,362)	(35,954,443)
Net increase	6,777,288	$68,345,024	3,544,960	$36,152,405
Class R6 shares
Sold	4,005,212	$39,937,546	2,969,223	$29,049,171
Distributions reinvested	230,840	2,301,926	140,256	1,374,565
Repurchased	(2,085,675)	(20,530,905)	(1,167,899)	(11,241,532)
Net increase	2,150,377	$21,708,567	1,941,580	$19,182,204
Total net increase	16,271,478	$163,522,634	8,884,597	$89,668,546
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $365,010,201 and $196,200,705, respectively, for the year ended May 31, 2025.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers. At times, California has been more economically volatile than the United States as a whole. California’s economy also may be affected by global economic crises, pandemics, and natural disasters, such as earthquakes or fires.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	80	$3,328,510	$172,581,707	$(175,912,134)	$2,821	$(101)	$294,790	—	$803
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its
| JOHN HANCOCK California Municipal Bond Fund	38

prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
39	JOHN HANCOCK California Municipal Bond Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock California Tax-Free Income Fund and Shareholders of John Hancock California Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock California Municipal Bond Fund (the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	40

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
99.63% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
41	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543857	53A 5/25
7/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 11, 2025